Gross Amounts Recognized in Accumulated Other Comprehensive Income Related to Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Unrecognized loss (gain)	$ 334	$ 901	$ (53)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Unrecognized loss (gain)	$ 249	$ 1,327	$ 798